Variable Interest Entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Variable Interest Entities
Summary of balance sheet and income statement of VIEs

	Unaudited
	September 30, 2021	December 31, 2020
ASSETS
Cash	$113,265	$183,836
Client Fees and Insurance Receivable, Net	307,622	335,358
Prepaid Expenses and Other Current Assets	357,222	285,363
Property, Plant and Equipment, Net	37,057	22,309
TOTAL ASSETS	$815,167	$826,866

LIABILITIES AND MEMBERS’ DEFICIT
Accounts Payable and Accrued Expenses	$886,072	$686,680
Accrued Payroll	1,304,083	1,019,940
Due to Consolidated Entities of P3	24,856,071	17,307,627
TOTAL LIABILITIES	27,046,226	19,014,247

MEMBERS’ DEFICIT	(26,231,059)	(18,187,381)
TOTAL LIABILITIES AND MEMBERS’ DEFICIT	$815,167	$826,866

	Unaudited
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Revenue	$2,239,704	$2,286,505	$6,924,861	$5,235,351
Expenses	5,041,669	1,410,945	14,968,539	8,685,811
Net Loss	$(2,801,965)	$875,560	$(8,043,678)	$(3,450,460)

	2019	2020
ASSETS
Cash	$350,446	$183,836
Client Fees and Insurance Receivable, net	510,487	335,358
Prepaid Expenses and Other Current Assets	107,020	285,363
Property, Plant and Equipment, net	13,109	22,309
TOTAL ASSETS	$981,062	$826,866
LIABILITIES AND MEMBERS’ DEFICIT
Accounts Payable and Accrued Expenses	$317,158	$686,680
Accrued Payroll	1,009,161	1,019,940
Due to Consolidated Entities of P3	13,535,053	17,307,627
TOTAL LIABILITIES	14,861,372	19,014,247
MEMBERS’ DEFICIT	(13,880,310)	(18,187,381)
TOTAL LIABILITIES AND MEMBERS’ DEFICIT	$981,062	$826,866

	2018	2019	2020
Revenue	$639,635	$4,389,688	$7,611,427
Expenses	6,612,353	12,297,280	11,918,498
Net Loss	$(5,972,718)	$(7,907,592)	$(4,307,071)